Liquidity and Going Concern (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Liquidity And Going Concern [Line Items]
WorkingCapitalDeficit	$ (8,129,619)	$ (2,800,338)
Assets Held-in-trust	289,838,722	289,834,441
Interest Income, Other	2,338,700	2,334,000
Cash	$ 334,000	$ 370,958